Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2017
Finance income and expense
Schedule of net finance expense

	2017	2016	2015
	$m	$m	$m
Finance income
Returns on fixed deposits and equity securities	8	8	8
Returns on short-term deposits	62	35	28
Fair value gains on debt and interest rate swaps	4	–	10
Net exchange gains	–	8	–
Discount unwind on other long-term assets	10	16	–
Interest on tax receivables	29	–	–
Total	113	67	46
Finance expense
Interest on debt and commercial paper	(612)	(565)	(361)
Interest on overdrafts, finance leases and other financing costs	(52)	(52)	(31)
Net interest on post-employment defined benefit plan net liabilities (Note 20)	(49)	(63)	(77)
Net exchange losses	(148)	–	(36)
Discount unwind on contingent consideration arising from business combinations (Note 18)	(402)	(497)	(524)
Discount unwind on other long-term liabilities	(245)	(190)	(46)
Fair value losses on debt and interest rate swaps	–	(17)	–
Total	(1,508)	(1,384)	(1,075)
Net finance expense	(1,395)	(1,317)	(1,029)

Schedule of net gains and losses on financial instruments

	2017	2016	2015
	$m	$m	$m
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	8	(14)	6
Interest and changes in carrying values of debt designated as hedged items, net of derivatives	(35)	(21)	(10)
Interest and fair value changes on fixed and short-term deposits, equity securities and other derivatives	52	74	46
Interest on debt, overdrafts, finance leases and commercial paper held at amortised cost	(559)	(553)	(384)